EMPLOYEE BENEFITS (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee Benefits
Cost of current service	R$ 1,152	R$ 1,225	R$ 1,253
Interest cost	347,297	324,041	231,009
Expected return on plan assets	(401,054)	(369,488)	(238,534)
Interest on the asset ceiling effect	50,076	39,416	11,985
Total costs / (income), net	R$ (2,529)	R$ (4,806)	R$ 5,713